Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The following tables summarize previously reported revenues for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Agriculture	$14,721	$10,923	$10,959
Construction	3,081	2,170	2,768
Commercial and Specialty Vehicles	12,160	9,421	10,439
Powertrain	4,419	3,629	4,117
Eliminations and Other	(2,759)	(1,858)	(2,134)
Total Industrial Activities	31,622	24,285	26,149
Financial Services	1,870	1,823	2,011
Eliminations and Other	(64)	(76)	(81)
Total Revenues	$33,428	$26,032	$28,079
The following table disaggregates previously reported revenues by major source for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Revenues from:
Sales of goods	$30,613	$23,333	$25,103
Rendering of services and other revenues	688	637	660
Rents and other income on assets sold with a buy-back commitment	321	315	386
Revenues from sales of goods and services	$31,622	$24,285	$26,149
Finance and interest income	986	988	1,164
Rents and other income on operating lease	820	759	766
Finance, interest and other income	$1,806	$1,747	$1,930
Total Revenues	$33,428	$26,032	$28,079
Contract liabilities recorded in Other liabilities were $1,458 million, $1,381 million and $1,236 million at December 31, 2021, 2020 and 2019, respectively. Contract liabilities primarily relate to extended warranties/maintenance and repair contracts, and transactions for the sale of vehicles with a buy-back commitment. During the year ended December 31, 2021, 2020 and 2019, revenues included $473 million, $463 million and $508 million, respectively, relating to contract liabilities outstanding at the beginning of each period.
As of December 31, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $2.8 billion (approximately $2.2 billion at December 31, 2020). CNH Industrial expects to recognize revenue on approximately 29% and 73% of the remaining performance obligations over the next 12 and 36 months, respectively (approximately 32% and 77% as of December 31, 2020, respectively).